Derivative Financial Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 28, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values and corresponding balance sheet captions of the Company's derivative instruments
The following table presents the fair values and corresponding balance sheet captions of Heinz’s derivative instruments as of December 28, 2014, December 29, 2013 and April 28, 2013:

	Successor						Predecessor
	December 28, 2014			December 29, 2013			April 28, 2013
	Foreign Exchange Contracts	Interest Rate Contracts	Cross-Currency Swap Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Cross-Currency Swap Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Cross- Currency Interest Rate Swap Contracts
	(In millions)
Assets:
Derivatives designated as hedging instruments:
Other receivables, net	$43	$—	$—	$37	$—	$—	$23	$4	$—
Other non-current assets	3	2	357	4	265	31	11	29	—
	46	2	357	41	265	31	34	33	—
Derivatives not designated as hedging instruments:
Other receivables, net	158	—	—	9	—	—	1	—	—
Other non-current assets	11	—	—	—	—	—	—	—	—
	169	—	—	9	—	—	1	—	—
Total assets(1)	$215	$2	$357	$50	$265	$31	$35	$33	$—
Liabilities:
Derivatives designated as hedging instruments:
Other payables	$14	$—	$—	$5	$—	$—	$2	$—	$35
Other non-current liabilities	1	16	2	—	—	222	—	—	38
	15	16	2	5	—	222	2	—	73
Derivatives not designated as hedging instruments:
Other payables	108	—	—	—	—	—	5	—	—
Other non-current liabilities	—	—	—	10	—	—	—	1	—
	108	—	—	10	—	—	5	1	—
Total liabilities(1)	$123	$16	$2	$15	$—	$222	$7	$1	$73

Effect of derivative instruments on the statement of income
The following table presents the pre-tax effect of derivative instruments on the statement of operations for the year ended December 28, 2014, the Successor period February 8, 2013 to December 29, 2013, and the Predecessor period April 29, 2013 to June 7, 2013:

	Successor						Predecessor
	December 28, 2014			February 8 - December 29, 2013			April 29 - June 7, 2013
	Foreign Exchange Contracts	Interest Rate Contracts (1)	Cross-Currency Swap Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Cross-Currency Swap Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Cross-Currency Interest Rate Swap Contracts
	(In millions)
Cash flow hedges:
Gains/(losses) recognized in other comprehensive income (effective portion)	$21	$(289)	$—	$30	$147	$—	$3	$—	$(4)

Net investment hedges:
Gains/(losses) recognized in other comprehensive income (effective portion)	—	—	545	—	—	(191)	—	—	—
Total gains/(losses) recognized in other comprehensive income (effective portion)	$21	$(289)	$545	$30	$147	$(191)	$3	$—	$(4)

Cash flow hedges:
Sales	$(1)	$—	$—	$(1)	$—	$—	$1	$—	$—
Cost of products sold	5	—	—	3	—	—	2	—	—
Selling, general and administrative expenses	—	—	—	—	—	—	—	—	—
Other income/(expense), net	1	—	—	2	—	—	(2)	—	(10)
Interest income/(expense)	—	—	—	—	—	—	—	—	—
	5	—	—	4	—	—	1	—	(10)

Fair value hedges:
Gains/(losses) recognized in other expense, net	—	—	—	—	—	—	—	(6)	—

Derivatives not designated as hedging instruments:
Unrealized gains/(losses) on derivative instruments	75	—	—	—	118	—	—	—	—
Gains/(losses) recognized in other expense, net	76	—	—	(31)	—	—	(4)	—	—
Gains/(losses) recognized in interest income	—	—	—	—	—	—	—	—	—
	151	—	—	(31)	118	—	(4)	—	—
Total gains/(losses) recognized in statement of operations	$156	$—	$—	$(27)	$118	$—	$(3)	$(6)	$(10)

(1) During the fourth quarter of 2014, Heinz unwound interest rate swaps associated with the Term B-2 Loans with a notional amount of $990 million. Upon termination, the deferred losses recorded in other comprehensive income related to these swaps was $10 million, which will be amortized to interest expense over the term of the associated debt.
The following table presents the pre-tax effect of derivative instruments on the statement of operations for the fiscal years ended April 28, 2013 and April 29, 2012:

	Fiscal Year Ended
	April 28, 2013			April 29, 2012
	Foreign Exchange Contracts	Interest Rate Contracts	Cross-Currency Interest Rate Swap Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Cross-Currency Interest Rate Swap Contracts
	(In millions)
Cash flow hedges:
Gains/(losses) recognized in other comprehensive income (effective portion)	$48	$—	$(77)	$46	$(2)	$6

Net investment hedges:
Gains/(losses) recognized in other comprehensive income (effective portion)	—	—	—	—	—	—
Total gains/(losses) recognized in other comprehensive income (effective portion)	$48	$—	$(77)	$46	$(2)	$6

Cash flow hedges:
Sales	$11	$—	$—	$8	$—	$—
Cost of products sold	(5)	—	—	(20)	—	—
Selling, general and administrative expenses	—	—	—	—	—	—
Other income/(expense), net	14	—	(70)	33	—	9
Interest income/(expense)	—	—	(5)	—	—	(6)
	20	—	(75)	21	—	3
Fair value hedges:
Gains/(losses) recognized in other expense, net	—	(3)	70	—	(19)	—

Derivatives not designated as hedging instruments:
Unrealized gains/(losses) on derivative instruments	—	—	—	—	—	—
Gains/(losses) recognized in other expense, net	(8)	—	—	(2)	—	—
Gains/(losses) recognized in interest income	—	(1)	—	—	—	—
	(8)	(1)	—	(2)	—	—
Total amount recognized in statement of income	$12	$(4)	$(5)	$19	$(19)	$3